Basis of Preparation - Additional Information (Detail) - $ / $	Mar. 08, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [table]
Exchange rate		16.8998
Increase decrease in foreign currency exchange rate		0.54%
Changes in foreign exchange rates
Disclosure of non-adjusting events after reporting period [table]
Exchange rate	16.8082